NATURE OF OPERATIONS (Details) - Oregon Energy LLC	6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) item	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 item
NATURE OF OPERATIONS
Consideration transferred | $	$ 0	$ 0
Number of unpatented lode mining claims	263	263	451
Oregon
NATURE OF OPERATIONS
Number of unpatented placer mining claims	71	71	71
Nevada
NATURE OF OPERATIONS
Number of unpatented placer mining claims	27	31	31
Oregon Energy LLC
NATURE OF OPERATIONS
Membership interest	100.00%	100.00%	100.00%